Goodwill and Intangible Assets - Summary of Change in Carrying Amount of Goodwill (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Balance, beginning	$ 56,046
Acquisitions	13,250
Balance, ending	$ 69,296